Note 3 - Earnings Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net earnings	$ 63,318	$ 9,231	$ 46,200
Deduct preferred stock dividends paid	23	23	23
Undistributed net earnings	63,295	9,208	46,177
Earnings attributable to participating preferred shareholders	72	30	178
Earnings attributable to common shareholders	$ 63,223	$ 9,178	$ 45,999
Weighted average common shares outstanding (in shares)	7,318	7,796	8,707
Basic earnings per common share (in dollars per share)	$ 8.64	$ 1.19	$ 5.28
Earnings attributable to common shareholders	$ 63,223	$ 9,178	$ 45,999
Add dividends on convertible preferred stock	20	20	20
Earnings attributable to common stock on a diluted basis	$ 63,243	$ 9,198	$ 46,019
Additional shares to be issued under full conversion of preferred stock (in shares)	67	67	67
Total shares for diluted (in shares)	7,385	7,863	8,774
Diluted earnings per common share (in dollars per share)	$ 8.56	$ 1.16	$ 5.24